SHAREHOLDERS' EQUITY (Schedule of Changes in Share Capital) (Details) ₪ in Thousands	12 Months Ended
	Dec. 31, 2019 ILS (₪) shares	Dec. 31, 2018 ILS (₪) shares
Number of shares
Outstanding at beginning of year	25,754,297
Outstanding at end of year	25,754,297	25,754,297
Stock option [Member]
Number of shares
Outstanding at beginning of year	25,754,297	25,750,547
Exercise of options		3,750
Outstanding at end of year	25,754,297	25,754,297
NIS par value
Outstanding at beginning of year | ₪	₪ 515,086	₪ 515,011
Exercise of options | ₪		75
Outstanding at end of year | ₪	₪ 515,086	₪ 515,086